NOTE 9 - CONVERTIBLE LOANS Schedule of Convertible Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Short-Term Debt [Line Items]
Total convertible notes payable	$ 628,660
Less: Unamortized debt discount	(372,290)
Total convertible notes	256,370
Less: current portion of convertible notes	253,554
Long-term convertible notes	2,816
Promissory Notes Issued In Fiscal Year 2019 With Variable Conversion Features [Member]
Short-Term Debt [Line Items]
Convertible Debt	5,000
Promissory Notes Issued In Fiscal Year 2020 With Variable Conversion Features [Member]
Short-Term Debt [Line Items]
Convertible Debt	$ 623,660
Notes Issued 2019 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	Conversion prices are typically based on the discounted (25% or 60% discount) lowest trading prices of the Company’s shares during 30 trading day periods prior to conversion. Certain note has a capped conversion price of $0.025.	Conversion prices are typically based on the discounted (39% or 0% discount) lowest trading prices of the Company’s shares during various periods prior to conversion.
Notes Issued 2019 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term		6 months
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Notes Issued 2019 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term		3 years
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Notes Issued 2020 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Term	12 months
Notes Issued 2020 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Notes Issued 2020 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%